Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-10-24
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

POLICY FOR THE RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION (‘‘CLAWBACK POLICY’’)

On October 24, 2023, our Board adopted a written policy addressing the recoupment of incentive-based compensation from current or former executive officers to ensure compliance with the requirements of the Dodd-Frank Act, Section 10D and Rule 10D-1 of the Exchange Act and the applicable NYSE Rules. Under the Clawback Policy, upon the occurrence of an accounting restatement of the Company’s financial statements, the Compensation Committee shall recover clawback-eligible incentive-based compensation received by certain officers (as defined in Rule 16a-1 of the Exchange Act), subject to limited exceptions. Recoupment will be required regardless of whether or not any of the covered officers engaged in fraud or misconduct or contributed to the restatement. The Company did not have an accounting restatement in 2025.